Short-term Borrowings and Current Portion of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term Borrowings and Current Portion of Long-term Borrowings
Bank loans		¥ 100,000	¥ 200,000
Other borrowing		66,209
Current portion of long-term borrowings (Note 10)		11,065
Short-term borrowings and current portion of long-term borrowings	$ 27,246	¥ 177,274	¥ 200,000